Submission	May 13, 2025
Submission [Line Items]
Central Index Key	0000917251
Registrant Name	AGREE REALTY CORP
Registration File Number	333-271668
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES